CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 280,820	$ 251,076	$ 172,561
Other comprehensive income (loss):
Foreign currency translation adjustments	13,270	21,540	(18,722)
Deferred compensation and pension plan adjustments, net of tax	1,117	(766)	3,989
Net unrealized (loss) gain on marketable securities, net of tax	(87)	94	248
Comprehensive income	295,120	271,944	158,076
Less: comprehensive income attributable to noncontrolling interest	(4,270)	(4,454)	(3,829)
Comprehensive income attributable to Korn Ferry	$ 290,850	$ 267,490	$ 154,247